Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplementary Balance Sheet Information

3. Supplementary Balance Sheet Information

Short-term Investments

As of December 31, 2017, all short-term investments have been sold to satisfy the Company’s outstanding obligations under the Loan and Security Agreement dated as of June 30, 2014 upon demanding repayment by the lenders. The following table sets forth the composition of short-term investments as of December 31, 2016.

			Unrealized
	Maturity in Years	Cost	Gains	Losses	Fair Value
Corporate debt securities	Less than 1 year	$14,165,915	$44	$(5,273)	$14,160,686
Commercial paper	Less than 1 year	1,195,444	—	—	1,195,444
U.S. treasury securities	Less than 1 year	8,625,728	330	(4,166)	8,621,892

Total investment		$23,987,087	$374	$(9,439)	$23,978,022

Property and Equipment

Fixed assets consist of laboratory, testing and computer equipment and fixtures stated at cost. Depreciation and amortization expense for property and equipment for the years ended December 31, 2017 and 2016 was $1,053,913 and $969,833, respectively. Property and equipment consisted of the following:

	As of December 31,
	2017	2016
Furniture and office equipment	$1,076,709	$1,144,741
Leasehold improvements	1,994,514	1,994,514
Laboratory equipment	1,426,581	2,449,645

	4,497,804	5,588,900
Less—accumulated depreciation and amortization	(2,071,492)	(1,761,985)

Property and equipment, net	$2,426,312	$3,826,915

Accrued Liabilities

Accrued liabilities consisted of the following:

	As of December 31,
	2017	2016
Accrued compensation	$618,128	$2,203,876
Accrued research agreements	135,139	736,199
Accrued professional fees	—	421,314
Other accrued liabilities	701,320	659,976

Total accrued liabilities	$1,454,587	$4,021,365